Intangible Assets, Net (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($) m²	Dec. 31, 2017 USD ($) m²	Dec. 31, 2016 USD ($)	Dec. 31, 2015 m²
Intangible Assets, Net (Textual)
Land use right | m²				206,667
Amortization expense | $	$ 166,850	$ 163,154	$ 175,784
Short-term Debt [Member]
Intangible Assets, Net (Textual)
Land use right | m²	26,695
Land, amount carrying value | $	$ 400,000
Long-term Debt [Member]
Intangible Assets, Net (Textual)
Land use right | m²	306,000	306,000
Land, amount carrying value | $	$ 4,900,000	$ 5,300,000